Summary of Significant Accounting Policies - Consolidated Entities (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
UMC GROUP (USA) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	IC Sales
Percentage of ownership	100.00%	100.00%
UNITED MICROELECTRONICS (EUROPE) B.V. [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Marketing support activities
Percentage of ownership	100.00%	100.00%
UMC CAPITAL CORP. [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
GREEN EARTH LIMITED (GE) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
TLC CAPITAL CO., LTD. (TLC) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Venture capital
Percentage of ownership	100.00%	100.00%
UMC NEW BUSINESS INVESTMENT CORP. (NBI) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	0.00%	100.00%
UMC INVESTMENT (SAMOA) LIMITED [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
FORTUNE VENTURE CAPITAL CORP. (FORTUNE) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Consulting and planning for venture capital
Percentage of ownership	100.00%	100.00%
UMC GROUP JAPAN [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	IC Sales
Percentage of ownership	100.00%	100.00%
UMC KOREA CO., LTD. [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Marketing support activities
Percentage of ownership	100.00%	100.00%
OMNI GLOBAL LIMITED (OMNI) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
SINO PARAGON LIMITED [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
BEST ELITE INTERNATIONAL LIMITED (BE) [member]
Disclosure of subsidiaries [line items]
Investor	UMC
Business nature	Investment holding
Percentage of ownership	100.00%	96.66%
NEXPOWER TECHNOLOGY CORP. (NEXPOWER) [member]
Disclosure of subsidiaries [line items]
Investor	UMC, FORTUNE and TLC
Business nature	Sales and manufacturing of solar power batteries
Percentage of ownership	93.36%	87.06%
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) [member]
Disclosure of subsidiaries [line items]
Investor	UMC and FORTUNE
Business nature	Sales and manufacturing of integrated circuits
Percentage of ownership	78.47%	78.47%
UMC Capital (USA) [member]
Disclosure of subsidiaries [line items]
Investor	UMC CAPITAL CORP.
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
SOARING CAPITAL CORP. [member]
Disclosure of subsidiaries [line items]
Investor	TLC
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
UNITRUTH ADVISOR (SHANGHAI) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Investor	SOARING CAPITAL CORP.
Business nature	Investment holding and advisory
Percentage of ownership	100.00%	100.00%
UNITED MICROCHIP CORPORATION [member]
Disclosure of subsidiaries [line items]
Investor	GE
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
UMC (BEIJING) LIMITED [member]
Disclosure of subsidiaries [line items]
Investor	UMC INVESTMENT (SAMOA) LIMITED
Business nature	Marketing support activities
Percentage of ownership	0.00%	100.00%
TERA ENERGY DEVELOPMENT CO., LTD. (TERA ENERGY) [member]
Disclosure of subsidiaries [line items]
Investor	FORTUNE
Business nature	Energy technical services
Percentage of ownership	100.00%	0.00%
TERA ENERGY [member]
Disclosure of subsidiaries [line items]
Investor	NBI
Business nature	Energy technical services
Percentage of ownership	0.00%	100.00%
UNISTARS CORP. [member]
Disclosure of subsidiaries [line items]
Investor	NBI
Business nature	High brightness LED packages
Percentage of ownership	0.00%	83.69%
EVERRICH ENERGY INVESTMENT (HK) LIMITED (EVERRICH-HK) [member]
Disclosure of subsidiaries [line items]
Investor	TERA ENERGY
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
EVERRICH (SHANDONG) ENERGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Investor	EVERRICH-HK
Business nature	Solar engineering integrated design services
Percentage of ownership	100.00%	100.00%
UNITED MICROTECHNOLOGY CORPORATION (NEW YORK) [member]
Disclosure of subsidiaries [line items]
Investor	OMNI
Business nature	Research and development
Percentage of ownership	100.00%	100.00%
UNITED MICROTECHNOLOGY CORPORATION (CALIFORNIA) [member]
Disclosure of subsidiaries [line items]
Investor	OMNI
Business nature	Research and development
Percentage of ownership	100.00%	100.00%
ECP VITA PTE. LTD. [member]
Disclosure of subsidiaries [line items]
Investor	OMNI
Business nature	Insurance
Percentage of ownership	100.00%	100.00%
UMC TECHNOLOGY JAPAN CO., LTD. [member]
Disclosure of subsidiaries [line items]
Investor	OMNI
Business nature	Semiconductor manufacturing technology development and consulting services
Percentage of ownership	100.00%	100.00%
WAVETEK MICROELECTRONICS INVESTMENT (SAMOA) LIMITED (WAVETEK-SAMOA) [member]
Disclosure of subsidiaries [line items]
Investor	WAVETEK
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
WAVETEK MICROELECTRONICS CORPORATION (USA) [member]
Disclosure of subsidiaries [line items]
Investor	WAVETEK- SAMOA
Business nature	Sales and marketing service
Percentage of ownership	100.00%	100.00%
SOCIALNEX ITALIA 1 S.R.L. [member]
Disclosure of subsidiaries [line items]
Investor	NEXPOWER
Business nature	Photovoltaic power plant
Percentage of ownership	100.00%	100.00%
INFOSHINE TECHNOLOGY LIMITED (INFOSHINE) [member]
Disclosure of subsidiaries [line items]
Investor	BE
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
OAKWOOD ASSOCIATES LIMITED (OAKWOOD) [member]
Disclosure of subsidiaries [line items]
Investor	INFOSHINE
Business nature	Investment holding
Percentage of ownership	100.00%	100.00%
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of subsidiaries [line items]
Investor	OAKWOOD
Business nature	Sales and manufacturing of integrated circuits
Percentage of ownership	98.14%	100.00%
UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Investor	HJ
Business nature	Integrated circuits design services
Percentage of ownership	100.00%	100.00%
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of subsidiaries [line items]
Investor	UNITED MICROCHIP CORPORATION and HJ
Business nature	Sales and manufacturing of integrated circuits
Percentage of ownership	65.22%	51.02%